Employee Benefits - Summary of Amount Recognized in the Balance Sheet for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of defined benefit plans [line items]
Non- current liabilities	₨ (61,101.2)	$ (883.5)	₨ (41,007.6)
Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	4,223.3	61.0	4,256.3
Fair value of plan assets	3,600.7	52.0	4,053.6
Net liability	(622.6)	(9.0)	(202.7)
Non- current liabilities	₨ (622.6)	$ (9.0)	₨ (202.7)